Shareholder Report, Average Annual Return (Details) 196049_Frontier MFG Global Sustainable Fund_Service Class_TSR Annual {Service Class}	12 Months Ended	60 Months Ended	68 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Service Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Average Annual Return, Percent	4.91%	8.81%	9.70%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	21.34%	11.47%	14.54%